Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets	12 Months Ended
Dec. 31, 2019
Patents [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	10.00%
Minimum [Member] | Technology [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	13.00%
Minimum [Member] | Customer Relationships [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	7.00%
Maximum [Member] | Technology [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	26.00%
Maximum [Member] | Customer Relationships [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	13.00%